STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.2%
Alabama - 1.1%
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A-1	4.00	12/1/2025	2,000,000	2,211,240
Florida - 1.5%
Lake County School Board, CP, Refunding, Ser. B	5.00	6/1/2027	1,620,000	1,765,476
Orange County Health Facilities Authority, Revenue Bonds, Refunding, Ser. F	5.00	10/1/2024	1,000,000	1,167,990
				2,933,466
Illinois - 2.1%
Chicago, GO, Ser. 2002B	5.25	1/1/2022	1,285,000	1,369,103
Chicago, GO, Ser. A	5.00	1/1/2024	500,000	544,875
Illinois, GO	5.25	2/1/2029	2,000,000	2,209,760
				4,123,738
Michigan - 1.0%
Michigan Finance Authority, Revenue Bonds, Refunding	5.00	12/1/2033	1,850,000	2,014,280
Mississippi - .9%
Mississippi Business Finance Corporation, Revenue Bonds, Ser. L	2.40	11/1/2035	1,700,000	[a] 1,700,000
New Jersey - 4.3%
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	3/1/2027	2,000,000	2,183,760
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; AMBAC) Ser. K	5.25	12/15/2020	1,250,000	1,313,638
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corporation) Ser. K	5.25	12/15/2021	2,000,000	2,166,040
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	625,000	744,581

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.2% (continued)
New Jersey - 4.3% (continued)
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	875,000	1,058,006
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	875,000	1,065,916
				8,531,941
New York - 4.7%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bonds) Ser. A-1	5.00	11/15/2024	1,625,000	1,896,911
New York & New Jersey Port Authority, Revenue Bonds, Refunding, Ser. 207	5.00	9/15/2024	1,515,000	1,771,217
New York City Housing Development Corporation, Revenue Bonds, Ser. B-2	5.25	7/1/2032	1,350,000	1,505,223
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[b] 2,460,352
New York Transportation Development Corporation, Revenue Bonds	5.00	1/1/2025	1,350,000	1,550,664
				9,184,367
Pennsylvania - 82.1%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding	5.00	3/1/2026	850,000	1,019,575
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2030	1,000,000	1,208,190
Allegheny County Port Authority, Revenue Bonds, Refunding	5.25	3/1/2024	2,000,000	2,123,180
Altoona Area School District, GO (Insured; Build America Mutual Assurance Company)	5.00	12/1/2036	1,375,000	1,583,395
Beaver County Hospital Authority, Revenue Bonds, Refunding	5.00	5/15/2025	1,250,000	1,325,238
Beaver County Hospital Authority, Revenue Bonds, Refunding	5.00	5/15/2023	1,345,000	1,430,219
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Tower Health Project)	4.00	11/1/2033	1,300,000	1,408,303
Boyertown Area School District, GO	5.00	10/1/2034	1,060,000	1,196,518

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Pennsylvania - 82.1% (continued)
Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2023	1,260,000		1,423,674
Capital Region Water, Revenue Bonds, Refunding	5.00	7/15/2026	750,000		907,043
Chester County, GO, Refunding	4.00	11/15/2032	740,000		846,841
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	2,500,000		3,021,625
Dallastown Area School District, GO, Refunding	5.00	4/15/2031	1,400,000		1,623,020
Dauphin County General Authority, Revenue Bonds, Refunding (Pinnacle Health Systems Project) Ser. A	5.00	6/1/2029	1,000,000		1,191,490
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2035	1,500,000		1,849,920
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2034	1,500,000		1,858,485
Downingtown Area School District, GO, Ser. C	5.00	8/1/2030	1,455,000		1,768,567
Easton Area School District, GO, Ser. A	5.00	4/1/2029	1,090,000		1,310,453
Erie County, GO, Refunding (Insured; National Public Finance Guarantee Corporation) Ser. A	5.50	9/1/2022	1,640,000		1,842,032
Franklin County, GO, Refunding	4.00	11/1/2032	1,205,000		1,340,129
Garnet Valley School District, GO, Refunding	4.00	4/1/2027	2,415,000		2,704,679
Lancaster County Solid Waste Management Authority, Revenue Bonds, Ser. B	5.00	12/15/2033	1,895,000		2,135,362
Lebanon School District, GO, Refunding (Insured; Assured Guaranty Municipal Corporation)	4.00	6/15/2031	1,500,000		1,677,555
Manheim Township School District, GO, Ser. A	5.00	2/1/2030	1,025,000		1,215,619
Monroeville Finance Authority, Revenue Bonds, Refunding	5.00	2/15/2025	1,000,000		1,179,810
Montgomery County, GO, Refunding, Ser. C	5.00	12/15/2019	100,000	[c]	101,869
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding	5.00	9/1/2030	1,600,000		1,964,256

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Pennsylvania - 82.1% (continued)
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Hill School Project)	5.00	8/15/2037	500,000		573,785
Montgomery County Industrial Development Authority, Revenue Bonds (Insured; Federal Housing Administration)	5.50	8/1/2020	995,000	[c]	1,040,750
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2020	1,000,000		1,016,340
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2036	1,105,000		1,321,127
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2035	1,000,000		1,199,360
Northampton County General Purpose Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2035	1,530,000		1,693,480
Northampton County General Purpose Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2043	2,000,000		2,221,260
Pennsylvania, GO, Ser. 1st	5.00	3/15/2028	2,200,000		2,574,528
Pennsylvania, GO, Ser. 2nd	5.00	9/15/2024	2,975,000		3,491,311
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Inc. Project)	2.25	7/1/2019	2,500,000		2,500,975
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Inc. Project) Ser. A	2.15	11/1/2021	2,375,000		2,387,564
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding	4.00	3/15/2032	1,690,000		1,861,788
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding	5.00	3/15/2031	1,000,000		1,199,960
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Amtrak Project) Ser. A	5.00	11/1/2026	1,000,000		1,088,360
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Forum Place Project)	5.00	3/1/2025	1,000,000		1,084,150

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Pennsylvania - 82.1% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2026	2,455,000	2,852,612
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds	4.00	8/15/2034	1,000,000	1,106,830
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds	5.00	4/1/2026	1,000,000	1,087,480
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build America Mutual Assurance Company) Ser. AT-1	5.00	6/15/2027	1,000,000	1,203,830
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding	5.00	8/15/2035	1,200,000	1,386,648
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding	5.00	5/1/2028	1,855,000	2,267,125
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AQ	5.00	6/15/2025	1,000,000	1,185,110
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2024	1,410,000	1,645,696
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. E	4.00	6/15/2030	2,220,000	2,508,866
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. A	5.00	8/15/2032	1,000,000	1,219,880
Pennsylvania State University, Revenue Bonds, Ser. A	5.00	9/1/2033	1,010,000	1,217,191
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2040	1,260,000	1,467,925
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.25	7/15/2025	2,500,000	3,036,700
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. B-2	5.00	6/1/2034	1,000,000	1,177,880
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2nd	5.00	12/1/2034	1,000,000	1,183,410

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Pennsylvania - 82.1% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2nd	5.00	12/1/2038	1,230,000		1,438,829
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	1,325,000		1,606,722
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A-1	5.25	12/1/2035	2,280,000		2,643,956
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B-2	5.00	6/1/2032	1,000,000		1,178,050
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	5.00	12/1/2038	2,415,000		2,601,824
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2022	1,190,000	[c]	1,335,489
Philadelphia, GO, Refunding	5.00	8/1/2029	1,000,000		1,219,590
Philadelphia, GO, Refunding (Insured; Assured Guaranty Municipal Corporation)	5.00	8/1/2030	1,275,000		1,545,568
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2029	1,000,000		1,219,590
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	500,000		608,740
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2020	1,750,000		1,807,470
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2032	350,000		424,477
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	350,000		423,297
Philadelphia Authority for Industrial Development, Revenue Bonds (Green Bond) Ser. A	5.00	2/15/2034	1,250,000		1,488,275
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding	4.00	7/1/2036	1,000,000		1,101,390
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding, Ser. 1st	5.00	4/1/2025	1,500,000		1,780,845
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding, Ser. 2nd	5.00	4/1/2031	2,000,000		2,311,080
Philadelphia School District, GO, Ser. A	5.00	9/1/2028	500,000		614,740
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2022	355,000	[c]	396,759

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Pennsylvania - 82.1% (continued)
Philadelphia Water & Wastewater, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	2,000,000		2,335,080
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	1/1/2036	2,830,000		2,957,407
Pittsburgh, GO	4.00	9/1/2035	750,000		829,020
Pittsburgh, GO	4.00	9/1/2034	325,000		359,850
Pittsburgh, GO	4.00	9/1/2037	500,000		549,435
Pittsburgh, GO	4.00	9/1/2036	500,000		551,085
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2023	855,000		970,938
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2024	940,000		1,093,079
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2032	1,000,000		1,181,120
Pittsburgh Water & Sewer Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corporation) Ser. B	5.00	9/1/2023	2,580,000	[c]	2,954,255
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	9/1/2027	1,060,000		1,320,506
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	9/1/2026	1,000,000		1,221,530
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding	5.00	6/1/2038	1,000,000		1,216,030
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2027	2,085,000		2,402,358
Southeastern Pennsylvania Transportation Authority, Revenue Bonds	5.00	6/1/2021	1,000,000	[c]	1,069,650
State Public School Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corporation)	5.00	4/1/2031	2,490,000		2,668,209

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Pennsylvania - 82.1% (continued)
State Public School Building Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	6/1/2024	2,000,000		2,287,820
Susquehanna Township School District, GO, Refunding	4.00	11/15/2027	1,975,000		2,171,848
Township of East Pennsboro PA, GO, Refunding	5.00	9/1/2031	1,115,000		1,358,784
Tredyffrin Easttown School District, GO	5.00	2/15/2036	1,365,000		1,630,643
Tredyffrin Easttown School District, GO	5.00	2/15/2034	240,000		288,418
Tredyffrin Easttown School District, GO	5.00	2/15/2032	290,000		352,423
Upper Merion Area School District, GO	5.00	1/15/2036	250,000		293,870
Upper Merion Area School District, GO	5.00	1/15/2037	275,000		322,231
Upper Merion Area School District, GO	5.00	1/15/2034	350,000		413,595
Upper Merion Area School District, GO	5.00	1/15/2035	420,000		494,932
Upper Moreland Township School District, GO	4.00	10/1/2033	780,000		827,892
Upper Saint Clair Township School District, GO	5.00	10/1/2041	1,000,000		1,128,720
West Mifflin Area School District, GO, Refunding (Insured; Assured Guaranty Municipal Corporation)	5.00	4/1/2026	1,000,000		1,174,940
West View Municipal Authority, Revenue Bonds	5.00	11/15/2024	3,000,000	[c]	3,555,840
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual Assurance Company)	5.00	8/15/2028	1,000,000		1,179,520
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual Assurance Company)	5.00	8/15/2027	1,500,000		1,773,645
Whitemarsh Township, GO, Refunding	4.00	11/15/2039	1,000,000		1,074,280

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Pennsylvania - 82.1% (continued)
Whitemarsh Township, GO, Refunding	4.00	11/15/2035	605,000	655,614
				161,470,226
U.S. Related - 2.5%
Guam, Revenue Bonds, Ser. A	5.00	1/1/2024	1,500,000	1,593,120
Puerto Rico Commonwealth, GO, Refunding (Insured; AMBAC) Ser. A	5.50	7/1/2019	3,000,000	3,005,400
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2021	1,400,000	[d] 292,250
				4,890,770
Total Investments (cost $188,833,229)			100.2%	197,060,028
Liabilities, Less Cash and Receivables			(0.2%)	(414,756)
Net Assets			100.0%	196,645,272

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $2,460,352 or 1.25% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Non-income producing—security in default.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

May 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Long Bond	26	9/19	3,865,667	3,996,688	(131,021)
Gross Unrealized Depreciation				(131,021)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	−	197,060,028	−	197,060,028
Liabilities ($)
Other Financial Instruments:
Futures††	(131,021)	−	−	(131,021)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At May 31, 2019, accumulated net unrealized appreciation on investments was $8,226,799, consisting of $9,338,967 gross unrealized appreciation and $1,112,168 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.